RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of directors remuneration

	December 31, 2022	December 31, 2021
	$	$
Key management personnel of the Company
Employee benefit expenses	2,641	1,158
Share-based payments	2,475	3,435
Directors of the Company
Board fees	829	643
Share-based payments	1,247	2,333